Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Depreciation of assets is calculated using the straight-line method to allocate their cost over their estimated useful lives as follows:

Assets	Years
Office furniture	3
Computers	4
Office equipment	5
Fit out and fixtures	10